Segment Reporting - Revenue and Income from Vessel Operations by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 1,190,184	$ 682,508	$ 1,146,255
Operating Income (Loss)	245,766	(185,353)	70,197
Teekay Tankers | Tankers [Member] | Operating Segments
Segment Reporting Information [Line Items]
Revenue	1,063,111	542,367	886,434
Operating Income (Loss)	255,949	(194,095)	141,572
Teekay Parent [Member] | Operating Segments
Segment Reporting Information [Line Items]
Revenue	127,073	140,141	259,821
Operating Income (Loss)	(10,183)	8,742	(71,375)
Teekay Parent [Member] | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Revenue	27,064	47,895	108,952
Operating Income (Loss)	3,858	35,546	(38,054)
Teekay Parent [Member] | Other | Operating Segments
Segment Reporting Information [Line Items]
Revenue	100,009	92,246	150,869
Operating Income (Loss)	$ (14,041)	$ (26,804)	$ (33,321)